Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 38	$ 2,400
Issuances
Adjustments to estimated fair value		(38)	(2,362)
Ending balance			$ 38